Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 13,872,897	$ 13,174,991
Restricted cash	1,615,400	1,420,728
Accounts receivable - Net	2,317,818	2,541,923
Receivable from third parties	100,696	148,618
Recoverable income taxes	332,060	181,619
Creditable value added tax	116,697	262,015
Inventory	60,360	64,716
Other assets	317,269	285,560
Total current assets	18,733,197	18,080,170
NON-CURRENT ASSETS:
Investment in financial instruments (Note 6.4)	1,818,949
Land, furniture and equipment - Net	184,016	171,004
Intangible assets, airport concessions and goodwill - Net	49,310,063	52,658,081
Investment in joint venture accounted for by the equity method	296,199	10,266
Total assets	70,342,424	70,919,521
CURRENT LIABILITIES:
Bank loans	889,591	1,492,781
Short term debt	344,048	377,215
Income tax payable	789,299	879,473
Accounts payable and accrued expenses	2,804,289	2,814,504
Total current liabilities	4,827,227	5,563,973
NON-CURRENT LIABILITIES:
Bank loans	2,586,932	3,442,804
Long-term debt	8,404,199	9,891,961
Deferred income tax	2,897,858	2,972,522
Employee benefits obligations	35,010	32,654
Total liabilities	18,751,226	21,903,914
STOCKHOLDERS' EQUITY:
Capital stock	7,767,276	7,767,276
Capital reserves	14,096,799	13,839,964
Other comprehensive income	(1,619,693)	(717,910)
Retained earnings	24,700,966	20,731,444
Controlling interest	44,945,348	41,620,774
Non-Controlling interest	6,645,850	7,394,833
Total stockholders' equity	51,591,198	49,015,607
Total liabilities and stockholders' equity	$ 70,342,424	$ 70,919,521